VIA EDGAR

April 1, 2024

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information for the Trust’s Saba Closed-End Funds ETF and Akros Monthly Payout ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 251, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-24-026030 on March 26, 2024 with an effective date of March 29, 2024.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski